SCHEDULE OF TOTAL PURCHASE PRICE AND PURCHASE PRICE ALLOCATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
Schedule of Investments [Abstract]
Cash payment	$ 2,500
Consideration in Shares	1,699
Fair value of convertible promissory note	4,989
Total purchase price	9,188
Cash and cash equivalents	73
Trade receivables	66
Property and equipment, net	183
Security deposit	3
Technology intangible asset	1,500	[1]
Total identifiable assets	1,825
Accounts payable	(82)
Deferred tax liability	(315)
Due to related party	(1)
Total liability assumed	(398)
Total goodwill	$ 7,761	[2]

[1]	Technology intangible asset is amortized using “Relief from Royalty” method over the expected future use (2031). During the year ended December 31, 2021, the Company has not recorded amortization expenses related to the intangible assets.
[2]	Goodwill is tested for impairment using a third party appraiser as of each balance sheet date. During the year ended December 31, 2021 the Company recorded $1,545 of impairment losses.